Long-Term Borrowings - Lease liabilities with respect to the Right-of-Use assets (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Aug. 01, 2018 m² € / mo
Long-Term Borrowings
Lease liabilities with respect to the Right-of-Use assets	$ 60,740	$ 80,838
Office space
Long-Term Borrowings
Lease liabilities with respect to the Right-of-Use assets	60,740	80,838
OET Chartering Inc. | Office space
Long-Term Borrowings
Area of leased space | m²				165.28
Rate paid for leased space | € / mo				890
Total expense on leases	$ 28,908	$ 23,151	$ 22,040